INVESTMENT IN PRIVATE COMPANY (Tables)	12 Months Ended
Mar. 31, 2023
Investment In Private Company
INVESTMENTS IN PRIVATE COMPANIES

(In thousands)	Intensity

Balance as of April 1, 2021	$7,409
Unrealized (loss) gain on investment	–
Balance as of March 31, 2022	7,409
Unrealized loss on investment	(5,322)
Balance as of March 31, 2023	$2,087